ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Product warranty (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Beginning balance	¥ 49,527	¥ 55,599	¥ 8,431
Provided during the year	74,742	80,048	68,866
Utilized during the year	(91,487)	(86,120)	(21,698)
Ending balance	¥ 32,782	¥ 49,527	¥ 55,599